PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
PROPERTY AND EQUIPMENT [Text Block]

NOTE 2 - PROPERTY AND EQUIPMENT

Property and Equipment consisted of the following at:

Property and Equipment consisted of the following at:	September 30, 2019 (unaudited)	March 31, 2019
Machinery and Equipment	$3,971,789	$3,764,533
Office Equipment	29,300	29,300
Less: Accumulated Depreciation	(2,322,265)	(1,848,568)
Property and Equipment, net	$1,682,516	$1,945,265

Depreciation expense for the three months eneded September 30, 2019 and 2018 was $239,757 and $110,083, repectively.

Depreciation expense for the six months ended September 30, 2019 and 2018 was $473,697 and $224,156, respectively.

NOTE 3 – PROPERTY AND EQUIPMENT

Fixed assets consisted of the following at:

	March 31, 2019	March 31, 2018
Machinery and Equipment	$3,764,533	$2,096,074
Machinery – Construction in Progress	-0-	312,160
Office Equipment	29,000	29,300
Less: Accumulated Depreciation	(1,848,568)	(1,267,899)
Fixed Assets, net	$1,945,265	$1,169,635

Depreciation expense for the years ended March 31, 2019 and 2018 was $580,669 and $418,777, respectively.

On February 1, 2018, we exercised our purchase option to purchase four alkaline generating electrolysis system machines leased under the master lease agreement entered into on October 22, 2014, as amended on February 25, 2015 with Veterans Capital Fund, LLC for a total of $160,000. The purchase price bears interest of 12% per annum and is payable in eleven equal monthly installments of $14,934.00 each and one final installment of $4,040.41, with the first installment due on February 1, 2018 and on the remaining eleven installments due on the first of each month thereafter with the final installment due and payable on January 1, 2019. As of March 31, 2019, the equipment was paid for in full.